Loan Receivables (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Loan Receivables [Abstract]
Total loan receivables		$ 1.5	¥ 10.5
Percentage of annual interest	2.00%